Investment Objectives and Goals - FT Vest Equity Target Income Plus 0-3 Month Treasury ETF	Oct. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Equity Target Income Plus 0-3 Month Treasury ETF (IBLY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Vest Equity Target Income Plus 0-3 Month Treasury ETF (the "Fund") seeks to provide investors with current income.